Note 6 - Income Taxes (Details) - Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Income Taxes (Details) - Components of Income Tax Expense [Line Items]
Income before taxes	$ 53,734	$ 44,277	$ 42,447
Current Expense:
Federal	16,638	12,159	11,542
Foreign	946	792	(324)
State and local	1,376	981	1,021
	18,960	13,932	12,239
Deferred (benefit) expense:
Federal	(1,181)	108	2,109
Foreign	(114)	(38)	(189)
State and local	(72)	171	85
	(1,367)	241	2,193
Income tax expense	17,593	14,173	14,244
UNITED STATES
Note 6 - Income Taxes (Details) - Components of Income Tax Expense [Line Items]
Income before taxes	49,692	40,374	40,019
Foreign Countries [Member]
Note 6 - Income Taxes (Details) - Components of Income Tax Expense [Line Items]
Income before taxes	$ 4,042	$ 3,903	$ 2,428